Government grants and subsidies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of government grants [Line Items]
Income from government grants	$ 13,428	$ 3,211
Direct cost of revenues
Disclosure of government grants [Line Items]
Income from government grants	1,651	533
General and administrative
Disclosure of government grants [Line Items]
Income from government grants	2,055	0
Research and development
Disclosure of government grants [Line Items]
Income from government grants	5,871	2,678
Sales and marketing
Disclosure of government grants [Line Items]
Income from government grants	$ 3,851	$ 0